Equity - Frame acquisition (Details) - Frame Pharmaceuticals B.V., Amsterdam, Netherlands € in Thousands	Dec. 31, 2023 EUR (€) shares	Jul. 01, 2022 shares	Jun. 08, 2022 EUR (€)
Issued Capital and Reserves
Consideration transferred | €	€ 19,481		€ 34,000
Shares issued for consideration | shares	858,496	858,496